Alpha Architect U.S. Quantitative Momentum ETF
Schedule of Investments
December 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%
Aerospace & Defense - 1.9%
TransDigm Group, Inc.	3,153	$3,189,575

Apparel Retail - 2.2%
Abercrombie & Fitch Co. - Class A(a)	40,002	3,528,976

Application Software - 7.3%
Adobe, Inc.(a)	4,971	2,965,699
Fair Isaac Corp.(a)	2,791	3,248,752
Manhattan Associates, Inc.(a)	13,610	2,930,505
Synopsys, Inc.(a)	5,588	2,877,317
		12,022,273

Asset Management & Custody Banks - 2.0%
Ares Management Corp. - Class A	27,045	3,216,191

Automotive Retail - 2.0%
Group 1 Automotive, Inc.	10,714	3,264,984

Broadline Retail - 1.9%
Amazon.com, Inc.(a)	20,780	3,157,313

Building Products - 6.4%
Builders FirstSource, Inc.(a)	22,636	3,778,854
Lennox International, Inc.	7,465	3,340,737
Owens Corning	22,391	3,319,018
		10,438,609

Cargo Ground Transportation - 2.1%
Saia, Inc.(a)	7,776	3,407,599

Coal & Consumable Fuels - 1.7%
CONSOL Energy, Inc.	28,459	2,860,983

Communications Equipment - 2.0%
Arista Networks, Inc.(a)	13,817	3,254,042

Construction & Engineering - 2.0%
Comfort Systems USA, Inc.	15,682	3,225,317

Diversified Support Services - 1.8%
Copart, Inc.(a)	60,449	2,962,001

Alpha Architect U.S. Quantitative Momentum ETF
Schedule of Investments (Continued)
December 31, 2023 (Unaudited)

	Shares	Value

Education Services - 2.0%
Duolingo, Inc.(a)	14,300	3,243,955

Electronic Manufacturing Services - 2.0%
Jabil, Inc.	26,325	3,353,805

Financial Exchanges & Data - 3.6%
Cboe Global Markets, Inc.	16,663	2,975,345
Tradeweb Markets, Inc. - Class A	31,329	2,847,180
		5,822,525

Food Retail - 2.1%
Sprouts Farmers Market, Inc.(a)	70,468	3,390,215

Footwear - 1.9%
Deckers Outdoor Corp.(a)	4,572	3,056,062

Homebuilding - 15.7%
KB Home	58,193	3,634,735
Meritage Homes Corp.	21,484	3,742,513
PulteGroup, Inc.	34,333	3,543,852
Taylor Morrison Home Corp.(a)	67,152	3,582,559
Toll Brothers, Inc.	35,388	3,637,533
TopBuild Corp.(a)	10,264	3,841,405
Tri Pointe Homes, Inc.(a)	104,036	3,682,874
		25,665,471

Hotels, Resorts & Cruise Lines - 2.1%
Booking Holdings, Inc.(a)	973	3,451,445

Industrial Conglomerates - 1.9%
General Electric Co.	24,924	3,181,050

Industrial Machinery & Supplies & Components - 2.1%
Pentair PLC	47,037	3,420,060

Interactive Home Entertainment - 1.9%
Take-Two Interactive Software, Inc.(a)	19,189	3,088,470

Movies & Entertainment - 1.9%
Spotify Technology S.A.(a)	16,400	3,081,724

Oil & Gas Drilling - 1.9%
Noble Corp. PLC	65,794	3,168,639

Alpha Architect U.S. Quantitative Momentum ETF
Schedule of Investments (Continued)
December 31, 2023 (Unaudited)

	Shares	Value
Oil & Gas Equipment & Services - 2.0%
Weatherford International PLC(a)	33,474	3,274,761

Oil & Gas Exploration & Production - 1.8%
Civitas Resources, Inc.	44,188	3,021,575

Passenger Ground Transportation - 2.0%
Uber Technologies, Inc.(a)	53,845	3,315,237

Personal Care Products - 4.2%
BellRing Brands, Inc.(a)	57,387	3,180,961
e.l.f. Beauty, Inc.(a)	25,275	3,648,194
		6,829,155

Pharmaceuticals - 1.8%
Eli Lilly & Co.	5,149	3,001,455

Property & Casualty Insurance - 1.6%
Arch Capital Group Ltd.(a)	36,274	2,694,070

Soft Drinks & Non-alcoholic Beverages - 2.0%
Celsius Holdings, Inc.(a)	61,316	3,342,948

Steel - 2.2%
Alpha Metallurgical Resources, Inc.	10,820	3,667,114

Systems Software - 5.6%
Microsoft Corp.	8,012	3,012,832
Palo Alto Networks, Inc.(a)	10,288	3,033,725
ServiceNow, Inc.(a)	4,427	3,127,632
		9,174,189

Trading Companies & Distributors - 4.2%
Ferguson PLC	17,718	3,420,815
Watsco, Inc.	7,942	3,402,909
		6,823,724
TOTAL COMMON STOCKS (Cost $141,145,872)		163,595,512

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 5.30%(b)	302,573	302,573
TOTAL SHORT-TERM INVESTMENTS (Cost $302,573)		302,573

TOTAL INVESTMENTS - 100% (Cost $141,448,445)		$163,898,085
Liabilities in Excess of Other Assets - 0.0%(c)		(20,900)
TOTAL NET ASSETS - 100.0%		$163,877,185

Alpha Architect U.S. Quantitative Momentum ETF
Schedule of Investments (Continued)
December 31, 2023 (Unaudited)

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a) Non-income producing security.
(b) The rate shown represents the 7-day effective yield as of December 31, 2023.
(c) Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ALPHA ARCHITECT U.S. QUANTITATIVE MOMENTUM ETF

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.
Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of December 31, 2023, the Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

ALPHA ARCHITECT U.S. QUANTITATIVE MOMENTUM ETF

The following is a summary of the fair value classification of the Fund’s investments as of December 31, 2023:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments*
Common Stocks	$163,595,512	$—	$—	$163,595,512
Money Market Funds	302,573	—	—	302,573
Total Investments in Securities	$163,898,085	$—	$—	$163,898,085

*	Refer to the Schedule of Investments for industry classifications.

During the fiscal year ended December 31, 2023, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.